Derivative instruments - Loss(Gain) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative instruments
Realized (gain) loss on contracts settled during the year	$ (84,219)	$ 111,258
Reversal of opening contracts settled during the year	62,735	(57,719)
Unrealized gain on contracts outstanding at the end of the year	(5,308)	(51,607)
(Gain) loss on derivative instruments	$ (26,792)	$ 1,932